Advances for Vessels Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended											6 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Hull 1338	Jun. 30, 2014 Hull 1339	Jun. 30, 2014 Hull 1342	Jun. 30, 2014 Hull 1343	Jun. 30, 2014 Hull NE 196	Jun. 30, 2014 Hull NE 197	Jun. 30, 2014 Hull NE 198	Jun. 30, 2014 Hull 5040	Jun. 30, 2014 Hull 5043	Jun. 30, 2014 Nine Newbuilding Vessels	Dec. 31, 2013 Nine Newbuilding Vessels	Jun. 30, 2014 Hull 1372	Feb. 17, 2014 Hull 1372	Feb. 17, 2014 Hull 1371	Jun. 30, 2014 Hull 1371	Feb. 17, 2014 First Installment	Feb. 17, 2014 Hull 1371 and Hull 1372	Feb. 17, 2014 Hull 1371 Financed By SWS Owner	Feb. 17, 2014 Hull 1372 Financed By SWS Owner
Vessels [Line Items]
Vessel Capacity			180,000	180,000	208,000	208,000	61,000	61,000	209,000	60,000	60,000			208,000			208,000
Contracted price												$ 367,400								$ 46,400	$ 47,200
Additional payments to acquire property plant and equipment																300
Payments to acquire property plant and equipment	74,267	827										66,780	66,780
Handling Fees																		462	936
Other Vessel Acquisition Costs												$ 3,314			$ 378	$ 378